Borrowings - Narrative (Details) € in Thousands, $ in Millions	6 Months Ended	53 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Aug. 16, 2023	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 180,415			€ 176,847
Amended debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	173,515		$ 185.7	167,520		€ 89,182
Proceeds from borrowings, net of transaction costs | $		$ 200.0
Borrowings, interest rate					9.95%
Borrowings, transaction costs	900
Financial covenant, minimum cash requirement	35,000
Financial covenant, twelve-month rolling minimum revenue requirement	€ 115,000
Amended debt financing agreement due 2028 | Tranche one
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate	14.17%		14.17%
Amended debt financing agreement due 2028 | Tranche two
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate	13.47%		13.47%
CIR
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 3,600			3,600
CEPI
Disclosure of detailed information about borrowings [line items]
Borrowings	3,300			€ 5,700
Amended Debt Financing Agreement Due First Quarter 2027 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 93,400		$ 100.0
Amended Debt Financing Agreement Due Fourth Quarter 2028 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings | $			$ 100.0